UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

ClearShares OCIO ETF
Schedule of Investments
August 31, 2017 (Unaudited)
Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 99.9%
63,133	iShares Core MSCI EAFE ETF	$3,956,545
71,174	iShares Core MSCI Emerging Markets ETF	3,844,108
59,004	iShares Core MSCI Total International Stock ETF	3,529,029
14,674	iShares Core S&P 500 ETF	3,655,880
37,688	iShares Core Total USD Bond Market ETF	1,937,163
30,588	iShares Core U.S. Aggregate Bond ETF	3,378,445
21,804	iShares Edge MSCI USA Value Factor ETF	1,639,443
101,572	iShares iBonds Dec 2018 Term Corporate ETF	2,558,599
36,616	iShares MSCI EAFE Value ETF	1,941,014
48,769	iShares MSCI Europe Financials ETF	1,105,593
3,081	iShares Russell 1000 ETF	424,100
16,126	iShares Russell 1000 Growth ETF	1,998,173
17,754	iShares S&P 500 Growth ETF	2,528,702
13,410	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	1,365,004
29,272	PowerShares KBW Bank Portfolio	1,408,276
7,813	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	357,445
54,242	SPDR Doubleline Total Return Tactical ETF	2,687,149
13,348	Utilities Select Sector SPDR Fund	733,740
68,530	Vanguard FTSE All-World ex-US ETF	3,566,986
83,368	Vanguard FTSE Developed Markets ETF	3,544,807
86,012	Vanguard FTSE Emerging Markets ETF	3,810,332
30,794	Vanguard Growth ETF	4,058,649
32,300	Vanguard Intermediate-Term Bond ETF	2,765,203
27,090	Vanguard Long-Term Corporate Bond ETF	2,559,463
18,449	Vanguard Mid-Cap ETF	2,660,530
16,060	Vanguard S&P 500 ETF	3,650,438
39,586	Vanguard Short-Term Bond ETF	3,174,005
34,214	Vanguard Short-Term Corporate Bond ETF	2,749,779
20,706	Vanguard Short-Term Government Bond ETF	1,260,581
38,352	Vanguard Total Bond Market ETF	3,164,807
31,270	Vanguard Total Stock Market ETF	3,970,665
40,847	Vanguard Value ETF	3,986,259
	TOTAL EXCHANGE TRADED FUNDS (Cost $82,707,905)	83,970,912

	SHORT-TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
109,345	Invesco Short-Term Investment Trust - Government & Agency Portfolio - Class I, 0.93% (a)	109,345
	TOTAL SHORT-TERM INVESTMENTS (Cost $109,345)	109,345

	TOTAL INVESTMENTS - 100.0% (Cost $82,817,250)	84,080,257
	Liabilities in Excess of Other Assets - 0.0% (b)	(18,279)
	NET ASSETS	$84,061,978

(a)	Annualized seven-day yield as of August 31, 2017.
(b)	Less than 0.05%.

The cost basis of investments for federal income tax purposes at August 31, 2017 is as follows*:
Cost of investments	$82,817,250
Gross unrealized appreciation	1,300,447
Gross unrealized depreciation	(37,440)
Net unrealized appreciation	$1,263,007

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds that are traded on a national securities exchange, except those listed on the NASDAQ Global Market ("NASDAQ") are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP"). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund's Board of Trustees (the "Board").  When a security is "fair valued," consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2017:
ClearShares OCIO ETF
Description^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 83,970,912	$ -	$ -	$ 83,970,912
Short-Term Investments	109,345	-	-	109,345
Total Investments in Securities	$ 84,080,257	$ -	$ -	$ 84,080,257
^ See Schedule of Investments for further information regarding security characteristics.

For the period ended August 31, 2017, there were no transfers into or out of Level 1, 2, or 3. It is the Fund's policy to record transfers into or out of Levels at the end of the period.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       ETF Series Solutions

By (Signature and Title)* /s/ Paul R. Fearday
                                              Paul R. Fearday, President (principal executive officer)

Date                                                   October 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
                                              Paul R. Fearday, President (principal executive officer)

Date                                                   October 16, 2017

By (Signature and Title)* /s/ Kristen M. Weitzel
                                              Kristen M. Weitzel, Treasurer (principal financial officer)

Date                                                   October 16, 2017

* Print the name and title of each signing officer under his or her signature.